Apr. 29, 2026
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio
Investment Goal
This Fund seeks current income and moderate growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses1	0.59%	0.59%
Total Annual Fund Operating Expenses	0.92%	0.72%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894

Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 36% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Portfolio Optimization Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
45 – 75%	25 – 55%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds, high yield/high risk bonds, bank loans, international and emerging markets.
PLFA then determines the amount of the Fund’s assets to invest in each Portfolio Optimization Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Portfolio Optimization Underlying Funds, at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors that it determines are relevant in seeking to achieve the Fund’s investment goal (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to the Fund’s Portfolio Optimization Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Portfolio Optimization Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Portfolio Optimization Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities, including emerging market debt; debt instruments of varying duration; convertible securities; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.
Investments of the Portfolio Optimization Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and foreign stocks, including emerging market stocks (which may be U.S. dollar or foreign currency-denominated).
Certain Portfolio Optimization Underlying Funds may also use derivatives such as: forward commitments; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). A Portfolio Optimization Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.
The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
The Fund may invest a significant portion of its assets in any single Portfolio Optimization Underlying Fund. PLFA has sole discretion in selecting the Portfolio Optimization Underlying Funds for investment and may adjust the Fund’s allocations to the Portfolio Optimization Underlying Funds, and add or remove Portfolio Optimization Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.
A Portfolio Optimization Underlying Fund may lend its portfolio holdings to certain financial institutions.
For additional information about the Fund and its Portfolio Optimization Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 11.11%; Q1 2020: (11.05%)
Average Annual Total Returns (For the periods ended December 31, 2025)
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years	Since Inception
Class I (incepted May 2, 2011)	12.06%	4.06%	5.69%	N/A
Class P (incepted October 31, 2019)	12.29%	4.27%	N/A	5.52%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.30%	(0.36%)	2.01%	N/A
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%	N/A
Portfolio Optimization Moderate- Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	12.46%	5.39%	6.61%	N/A